SEC File No. 002-88566

                   NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

    Supplement to Guardian (Class I) Portfolio Prospectus dated May 1, 2002

Effective December 12, 2002, the investment strategy for the Guardian Portfolio changed. The following describes the new investment strategy and related risks of the portfolio.

1. The following language replaces the language beginning with the second paragraph under "Goal & Strategy" on page 2 of the prospectus:

    To pursue these goals, the portfolio invests mainly in common stocks of mid- to large-capitalization companies. The portfolio seeks to reduce risk by investing across many different industries.

    The manager employs a research driven and valuation sensitive approach to stock selection. He seeks to identify stocks in well-positioned businesses that he believes are undervalued in the market. He looks for solid balance sheets, strong management teams with a track record of success, good cash flow, the prospect for above-average earnings growth, and other valuation-related factors.

    The manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

    The portfolio currently has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

2. The following replaces the language in the sidebar "Large-Cap Stocks" on page 2 of the prospectus:

    Mid-and Large-Cap Stocks

    Mid-Cap stocks have historically performed more like small-caps than like large-caps. Their prices can rise and fall substantially, although many have the potential to offer attractive long-term returns.

    Large-Cap companies are usually well established. Compared to mid-cap companies, they may be less responsive to change, but their returns have sometimes led those of mid-cap companies, often with lower volatility.

3. The following replaces the disclosure under "Main Risks" on page 3 of the prospectus:

    Most of the portfolio's performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short-term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

    To the extent that the portfolio emphasizes mid- or large-cap stocks, it takes on the associated risks. Mid-cap stocks tend to be more volatile than large-cap stocks and are usually more sensitive to changes in economic, political, regulatory and market factors. At any given time, one or both groups of stocks may be out of favor with investors.

    With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category may lose favor with investors compared to growth stocks or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

4. The following replaces the first paragraph under "Management" on page 5 of the prospectus:

    Arthur Moretti is a Vice President of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC. He joined each firm in 2001 and has managed the portfolio since December 2002. He was a portfolio manager and fund analyst at two other firms since 1991.

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                   NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

    Supplement to Guardian (Class S) Portfolio Prospectus dated May 1, 2002

Effective December 12, 2002, the investment strategy for the Guardian Portfolio changed. The following describes the new investment strategy and related risks of the portfolio.

1. The following language replaces the language beginning with the second paragraph under "Goal & Strategy" on page 2 of the prospectus:

    To pursue these goals, the portfolio invests mainly in common stocks of mid- to large-capitalization companies. The portfolio seeks to reduce risk by investing across many different industries.

    The manager employs a research driven and valuation sensitive approach to stock selection. He seeks to identify stocks in well-positioned businesses that he believes are undervalued in the market. He looks for solid balance sheets, strong management teams with a track record of success, good cash flow, the prospect for above-average earnings growth, and other valuation-related factors.

    The manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

    The portfolio currently has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

2. The following replaces the language in the sidebar "Large-Cap Stocks" on page 2 of the prospectus:

    Mid-and Large-Cap Stocks

    Mid-Cap stocks have historically performed more like small-caps than like large-caps. Their prices can rise and fall substantially, although many have the potential to offer attractive long-term returns.

    Large-Cap companies are usually well established. Compared to mid-cap companies, they may be less responsive to change, but their returns have sometimes led those of mid-cap companies, often with lower volatility.

3. The following replaces the disclosure under "Main Risks" on page 3 of the prospectus:

    Most of the portfolio's performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short-term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

    To the extent that the portfolio emphasizes mid- or large-cap stocks, it takes on the associated risks. Mid-cap stocks tend to be more volatile than large-cap stocks and are usually more sensitive to changes in economic, political, regulatory and market factors. At any given time, one or both groups of stocks may be out of favor with investors.

    With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category may lose favor with investors compared to growth stocks or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

5. The following replaces the first paragraph under "Management" on page 4 of the prospectus:

    Arthur Moretti is a Vice President of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC. He joined each firm in 2001 and has managed the portfolio since December 2002. He was a portfolio manager and fund analyst at two other firms since 1991.